Segment Information (Schedule Of Segment Reporting Information, By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues and other income	$ 1,434,622	[1]	$ 1,203,444	[1]	$ 514,749	[1]
Income (loss) from continuing operations before income taxes	65,093		757,961		517,911
Depreciation and amortization expenses	66,117		67,051		69,449
Investments in associated companies	1,991,795		2,274,163
Identifiable assets employed	9,263,189		9,350,298		6,762,364
Beef Processing [Member]
Segment Reporting Information [Line Items]
Identifiable assets employed	1,786,855
Idaho Timber [Member]
Segment Reporting Information [Line Items]
Revenues and other income	159,026	[1]	172,908	[1]	142,709	[1]
Income (loss) from continuing operations before income taxes	(3,787)		547		(12,680)
Depreciation and amortization expenses	5,299	[2]	6,131	[2]	8,631	[2]
Identifiable assets employed	71,859		84,436		94,211
Conwed Plastics [Member]
Segment Reporting Information [Line Items]
Revenues and other income	85,961	[1]	87,073	[1]	82,094	[1]
Income (loss) from continuing operations before income taxes	5,916		8,803		11,578
Depreciation and amortization expenses	6,509	[2]	9,068	[2]	8,476	[2]
Identifiable assets employed	56,539		60,822		67,940
Gaming Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues and other income	117,238	[1]	114,809	[1]	103,583	[1]
Income (loss) from continuing operations before income taxes	12,616		(2,159)		2,379
Depreciation and amortization expenses	16,785		16,657		16,532
Identifiable assets employed	243,888		253,221		266,951
Domestic Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues and other income	96,501	[1]	17,075	[1]	30,637	[1]
Income (loss) from continuing operations before income taxes	80,919		(54,935)		(71,298)
Depreciation and amortization expenses	3,461		6,163		8,408
Identifiable assets employed	254,885		255,027		311,571
Medical Product Development [Member]
Segment Reporting Information [Line Items]
Revenues and other income	378	[1]	123	[1]	5,147	[1]
Income (loss) from continuing operations before income taxes	(42,696)		(25,443)		(23,818)
Depreciation and amortization expenses	845		870		836
Identifiable assets employed	27,893		16,950		26,702
Other Operations [Member]
Segment Reporting Information [Line Items]
Revenues and other income	69,038	[1],[3]	67,119	[1],[3]	51,764	[1],[3]
Income (loss) from continuing operations before income taxes	(24,374)	[3]	(17,487)	[3]	(26,434)	[3]
Depreciation and amortization expenses	9,922	[2]	7,183	[2]	8,125	[2]
Identifiable assets employed	226,051		165,644		158,326
Equity Method Associated Companies [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes	(612,362)		375,021		805,803
Investments in associated companies	1,991,795		2,274,163		2,764,885
Identifiable assets employed	6,849,185		4,190,534
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues and other income	906,480	[1],[4]	744,337	[1],[4]	98,815	[1],[4]
Income (loss) from continuing operations before income taxes	648,861	[4]	473,614	[4]	(167,619)	[4]
Depreciation and amortization expenses	23,296		20,979		18,441
Identifiable assets employed	4,388,961		6,004,942		2,659,148
Leucadia Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Identifiable assets employed	$ 214,463		$ 235,093		$ 412,630

[1]	Revenues and other income for each segment include amounts for services rendered and products sold, as well as segment reported amounts classified as investment and other income and net securities gains (losses) in the Company's consolidated statements of operations.
[2]	Includes amounts classified as cost of sales.
[3]	Other operations includes pre-tax losses of $28,598,000, $16,076,000 and $25,324,000 for the years ended December 31, 2011, 2010 and 2009, respectively, for the investigation and evaluation of various energy related projects. There were no significant operating revenues or identifiable assets associated with these activities in any period; however, other income includes $5,366,000 and $11,143,000 in 2011 and 2010, respectively, with respect to government grants to reimburse the Company for certain of its prior expenditures, which were fully expensed as incurred.
[4]	Net securities gains (losses) for Corporate aggregated $641,480,000, $179,494,000 and $(21,106,000) during 2011, 2010 and 2009, respectively. Corporate net securities gains (losses) are net of impairment charges of $3,586,000, $2,474,000 and $31,420,000 during 2011, 2010 and 2009, respectively. In 2011, security gains included gains of $628,197,000 from the sale of certain of the Company's common shares of Fortescue. In 2010, security gains include a gain of $66,200,000 from the sale of the Company's investment in LPH and a gain of $94,918,000 from the sale of certain of the Company's common shares of Fortescue. Corporate investment and other income includes the gain on sale of Las Cruces of $383,369,000 in 2010.